INCOME TAXES	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Goodvision Inc [Member]
IncomeTaxesLineItem [Line Items]
INCOME TAXES

9.	INCOME TAXES

The Company accounts for income taxes in accordance with Accounting Standards Codification (“ASC”) 740, Income Taxes. Deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply in the years in which those temporary differences are expected to reverse. The Company files its federal and state income tax returns on a calendar-year basis; however, income tax expense and related balances are computed for financial reporting purposes based on the fiscal periods presented in accordance with ASC 740.

The Company is subject to U.S. federal income taxes and California state income and franchise taxes. California imposes a franchise tax on corporations for the privilege of doing business in the state, which is calculated as the greater of an income-based tax at the enacted rate or a minimum franchise tax of $800. The California franchise tax is classified as income tax expense for financial reporting purposes.

GOODVISION, INC. NOTES TO THE FINANCIAL STATEMENTS FOR THE YEARS ENDED SEPTEMBER 30, 2025 AND 2024 (Expressed in U.S. Dollars)

The Company evaluates temporary differences and recognizes deferred tax assets and liabilities when such differences are material. As presented, deferred tax expense (benefit) is derived from the change in net deferred tax assets/(liabilities) between fiscal years.

The components of income tax expense for the fiscal years ended September 30, 2025 and 2024 are as follows:

	For the Fiscal Years Ended September 30,
	2025	2024

Federal
Current	$21,890	$7,101
Deferred	-	-
State
Current	1,650	800
Deferred	-	-
Income tax expense	23,540	7,901

The Company’s effective tax rate differs from the U.S. federal statutory rate primarily due to state income taxes. State income taxes are presented net of the related federal income tax benefit in the effective tax rate reconciliation.

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the periods shown are as follows:

	For the Fiscal Years Ended
	September 30, 2025	September 30, 2024

Federal income tax at statutory rate	21.0%	21.0%
State income tax, net of federal impact	1.3%	1.9%
Permanent differences	0.0%	0.0%
Return to provision adjustments	0.0%	0.0%
Change in valuation allowance	0.0%	0.0%
Effective income tax rate	22.3%	22.9%

The Company assesses the realizability of deferred tax assets and records a valuation allowance when it is more likely than not that some portion or all of the deferred tax assets will not be realized. Management considered available positive and negative evidence, including historical operating results, forecasts of future taxable income, and feasible tax planning strategies in evaluating the need for a valuation allowance.

For the Fiscal Years Ended
Valuation Allowance	September 30, 2025	September 30, 2024

Beginning balance	-	-
Change during the year	-	-
Ending Balance	-	-

GOODVISION, INC. NOTES TO THE FINANCIAL STATEMENTS FOR THE YEARS ENDED SEPTEMBER 30, 2025 AND 2024 (Expressed in U.S. Dollars)

No valuation allowance was recorded as management determined it is more likely than not that no deferred tax assets existed as of the reporting dates.

The Company recognizes uncertain tax positions in accordance with ASC 740-10. The Company did not record any material unrecognized tax benefits as of September 30, 2025 and 2024. The Company’s policy is to recognize interest and penalties related to uncertain tax positions, if any, within income tax expense.

For the Fiscal Years Ended
Unrecognized tax benefits	September 30, 2025	September 30, 2024

Beginning balance	-	-
Change during the year	-	-
Ending Balance	-	-

The Company did not have any unrecognized tax benefits as of September 30, 2025 or 2024.

The Company files income tax returns in the U.S. federal jurisdiction and California. Tax years generally remain subject to examination by tax authorities for a period of three to four years from the date the returns are filed, depending on the jurisdiction and specific circumstances.

Goodvision AI Inc [Member]
IncomeTaxesLineItem [Line Items]
INCOME TAXES

Note 10. Income Taxes

The Company accounts for income taxes in accordance with ASC 740, Income Taxes. The Company is a California C corporation subject to U.S. federal income taxes at the statutory rate of 21% and California state income and franchise taxes. The Company files its income tax returns on a calendar-year basis; however, income tax expense and related balances are computed for financial reporting purposes based on the fiscal periods presented in accordance with ASC 740.

The Company is subject to the California franchise tax, equal to the greater of (i) an income-based tax at the enacted rate of 8.84% applied to California-apportioned taxable income, or (ii) a minimum franchise tax of $800. For the fiscal year ending September 30, 2026, the Company is in a pre-tax loss position and does not expect to generate California-apportioned taxable income for the full fiscal year; accordingly, the $800 minimum franchise tax applies rather than the income-based tax. The $800 minimum franchise tax is recognized in the period in which it becomes probable and estimable; as of March 31, 2026, the minimum franchise tax for fiscal year 2026 had not yet been accrued. For the fiscal year ended September 30, 2025, the Company determined its California apportionment using market-based sourcing rules under California Revenue and Taxation Code Section 25136, resulting in an apportionment factor of approximately 17.9%, and recorded income-based California franchise tax at the 8.84% rate (which exceeded the $800 minimum).

For the three months ended March 31, 2026, the Company incurred a pre-tax net loss of $211,067. For the six months ended March 31, 2026, the Company incurred a pre-tax net loss of $737,021. The Company recorded income tax expense of $0 for both the three and six months ended March 31, 2026.

The Company accounts for income taxes in interim periods pursuant to ASC 740-270, Interim Reporting, by estimating an annual effective tax rate (“AETR”) for the full fiscal year and applying it to year-to-date pre-tax income or loss, with adjustments for discrete items. For the fiscal year ending September 30, 2026, management estimated the AETR to be 0% because it is more likely than not that the deferred tax assets arising from the projected net operating loss will not be realized; accordingly, a full valuation allowance is expected to offset those deferred tax assets, and no income tax expense or benefit was recorded for the three or six months ended March 31, 2026. For the three and six months ended March 31, 2025 (comparative periods), the Company applied the fiscal year 2025 actual effective tax rate of 22.3% under the AETR method, recording income tax expense of $6,041 and $12,644, respectively.

The components of income tax expense for the periods presented are as follows:

	Three Months Ended March 31,		Six Months Ended March 31,
	2026	2025	2026	2025
Current:
Federal	$—	$5,689	$—	$11,907
State (California)	—	352	—	737
Total current	$—	$6,041	$—	$12,644
Deferred:
Federal	$(44,324)	$—	$(154,774)	$—
State (California)	(14,740)	—	(51,471)	—
Total deferred	(59,064)	—	(206,245)	—
Valuation allowance	59,064	—	206,245	—
Total income tax expense (benefit)	$—	$6,041	$—	$12,644

A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate for the periods presented is as follows:

	Three Months Ended March 31, 2026	Three Months Ended March 31, 2025	Six Months Ended March 31, 2026	Six Months Ended March 31, 2025
Federal income tax at statutory rate	21.0%	21.0%	21.0%	21.0%
State income taxes, net of federal benefit	6.98%	6.98%	6.98%	6.98%
Permanent differences	—	—	—	—
State apportionment and annual rate differential	—	(5.68)%	—	(5.68)%
Change in valuation allowance	(27.98)%	—	(27.98)%	—
Effective income tax rate	0.0%	22.3%	0.0%	22.3%

As of March 31, 2026, the primary source of deferred tax assets is the net operating loss carryforward generated during the six months ended March 31, 2026. Federal net operating losses generated after December 31, 2017 may be carried forward indefinitely, subject to an 80% taxable income limitation. California net operating losses are generally carried forward for 20 years. The Company established a full valuation allowance against the gross deferred tax assets as it is more likely than not that such assets will not be realized. As of September 30, 2025, there were no material temporary differences.

The tax effects of temporary differences giving rise to deferred tax assets are as follows:

	March 31, 2026	September 30, 2025
Net operating loss carryforward	$206,245	$—
Gross deferred tax assets	206,245	—
Less: Valuation allowance	(206,245)	—
Net deferred tax assets	$—	$—

The Company assesses the realizability of deferred tax assets and records a valuation allowance when it is more likely than not that some portion or all of the deferred tax assets will not be realized. As of March 31, 2026, the Company recorded a full valuation allowance against its gross deferred tax assets of $206,245, primarily related to net operating loss carryforwards generated during the six months ended March 31, 2026.

Income tax payable of $31,441 as of March 31, 2026 was unchanged from September 30, 2025 and represents accrued federal and state income taxes from prior fiscal years, comprising a fiscal year 2024 accrual of $7,901 and a fiscal year 2025 accrual of $23,540. No current income tax expense was recognized during the three or six months ended March 31, 2026 as a result of the Company’s full valuation allowance and 0% estimated annual effective tax rate; accordingly, the balance did not increase during the period. Income tax payable of $31,441 is included within accrued expenses and other payables on the condensed consolidated balance sheets.

The following table presents a rollforward of income tax payable:

Amount
Balance at September 30, 2025	$31,441
Current period income tax expense	—
Payments made	—
Balance at March 31, 2026	$31,441

The Company applies the provisions of ASC 740-10 in accounting for uncertain tax positions. As of March 31, 2026 and September 30, 2025, the Company had no material unrecognized tax benefits, and management does not anticipate any significant change in unrecognized tax benefits within the next twelve months. The Company recognizes interest and penalties related to uncertain tax positions, if any, as a component of income tax expense; no such interest or penalties were recognized for the periods presented.

The Company files income tax returns in the U.S. federal jurisdiction and with the State of California. The Company’s federal income tax returns for tax years 2021 and forward remain subject to examination, and its California income tax returns for tax years 2020 and forward remain subject to examination, in each case under the applicable statutes of limitation. The Company is not currently under examination by the Internal Revenue Service or the California Franchise Tax Board.